Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of changes in benefit obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2020	3,105	4,632	1,733
Service costs	10	68	1
Interest costs	196	122	33
Benefits paid	(235)	(257)	(56)
Participant contributions	-	(31)	-
Effect of changes in the actuarial assumptions	(330)	(246)	(261)
Translation adjustment	(208)	(10)	(23)
Transfer	295	(295)	-
Benefit obligation as at December 31, 2021	2,833	3,983	1,427
Service costs	45	40	13
Interest costs	325	39	60
Benefits paid	(534)	(58)	(57)
Participant contributions	-	(30)	-
Effect of changes in the actuarial assumptions	(784)	(109)	(343)
Translation adjustment	5	(5)	(24)
Other	-	-	(19)
Transfer	3,252	(3,252)	-
Benefit obligation as at December 31, 2022	5,142	608	1,057

Schedule of measurement of plan assets at fair value with no observable market variables

June 22, 2021
Acquired assets
Cash and cash equivalents	172
Inventory, recoverable tax, and other assets	423
Intangible	2,219
Property, plant, and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value	2,429

Pre-existing relation (Loans receivable from NLC)	859
Loss on pre-existing relation	(771)
Total identifiable net assets at fair value	2,517

Cash consideration	2,517
(-) Balances acquired
Cash and cash equivalents	172
Net cash outflow	2,345

(i)	Of this amount, US$441 was allocated to property, plant, and equipment and US$791 was allocated to intangible and the remaining amount was allocated to other assets.

Summary of reconciliation of net liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2022			December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	876	-	-	864	-	-
Interest income	83	-	-	58	-	-
Changes on asset ceiling	(89)	-	-	16	-	-
Translation adjustment	54	-	-	(62)	-	-
Balance at end of the year	924	-	-	876	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,634)	(246)	(321)	(2,572)	(237)	(301)
Fair value of assets	3,558	101	-	3,448	94	-
Effect of the asset ceiling	(924)			(876)	-	-
Liabilities	-	(145)	(321)	-	(143)	(301)

Current liabilities	-	(3)	(16)	-	(40)	(5)
Non-current liabilities	-	(142)	(305)	-	(103)	(296)
Liabilities	-	(145)	(321)	-	(143)	(301)

	Foreign plan
	December 31, 2022				December 31, 2021
	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Movements of assets ceiling
Balance at January 1,	44	-	-	-	-	-
Interest income	1	-	-	-	-	-
Changes on asset ceiling and onerous liability	160			44	-	-
Translation adjustment	(15)	-	-	-	-	-
Balance at December 31,	190	-	-	44	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(2,508)	(362)	(736)	(261)	(3,746)	(1,127)
Fair value of assets	2,782	238		305	3,685	-
Effect of the asset ceiling	(190)			(44)	-	-
Assets (liabilities)	84	(124)	(736)	-	(61)	(1,127)

Current liabilities	-	(7)	(40)	-	(7)	(47)
Non-current assets (liabilities)	84	(117)	(696)	-	(54)	(1,080)
Assets (liabilities)	84	(124)	(736)	-	(61)	(1,127)

	Total
	December 31, 2022			December 31, 2021
	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	919	-	-	864	-	-
Interest income	84	-	-	58	-	-
Changes on asset ceiling	65	-	-	60	-	-
Translation adjustment	46	-	-	(63)	-	-
Balance at end of the year	1,114	-	-	919	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(5,142)	(608)	(1,057)	(2,833)	(3,983)	(1,428)
Fair value of assets	6,340	339	-	3,752	3,779	-
Effect of the asset ceiling	(1,114)	-	-	(919)	-	-
Assets (liabilities)	84	(269)	(1,057)	-	(204)	(1,428)

Current liabilities	-	(10)	(56)	-	(47)	(52)
Non-current assets (liabilities)	84	(259)	(1,001)	-	(157)	(1,376)
Assets (liabilities)	84	(269)	(1,057)	-	(204)	(1,428)

(i)	The pension plan asset is recorded as “Other non-current assets” in the balance sheet.

Summary of costs recognized in the income statement

	Year ended December 31,
	2022			2021			2020
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Service cost	45	40	13	10	68	1	7	52	18
Interest expense	325	39	60	196	122	33	222	134	64
Interest income	(412)	(17)	-	(253)	(102)	-	(297)	(107)	-
Interest expense on effect of (asset ceiling)/ onerous liability	84	-	-	58	-	-	74	-	-
Total of cost, net	42	62	73	11	88	34	6	79	82

Summary of costs recognized in the statement of comprehensive income

	Year ended December 31,
	2022			2021			2020
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	(93)	(92)	(172)	(101)	(400)	(363)	(173)	(459)	(238)
Effect of changes actuarial assumptions	784	109	343	330	246	261	(118)	(271)	(243)
Return on plan assets (excluding interest income)	(752)	(31)	-	(269)	181	-	(114)	305	-
Change of asset ceiling	(65)	-	-	(60)	-	-	278	-	-
Other	(3)	-	-	(5)	3	(4)	-	9	11
Total	(36)	78	343	(4)	430	257	46	43	(232)
Deferred income tax	12	(26)	(102)	5	(130)	(83)	(15)	(12)	82
Others comprehensive income	(24)	52	241	1	300	174	31	31	(150)
Translation adjustments	(7)	(5)	(7)	7	8	17	41	28	25
Accumulated other comprehensive income	(124)	(45)	62	(93)	(92)	(172)	(101)	(400)	(363)

vi. Risks related to plans

Schedule of actuarial and economic assumptions and sensitivity analysis

	Brazil
	December 31, 2022			December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	9.77% - 9.88%	10.66%	9.81% - 9.90%	8.62% - 8.82%	10.25%	8.68% - 8.86%
Nominal average rate to determine expense/ income	9.77% - 9.88%	10.66%	N/A	8.62% - 8.82%	10.25%	N/A
Nominal average rate of salary increase	3.50% - 5.36%	6.86%	N/A	3.25% - 5.32%	7.50%	N/A
Nominal average rate of benefit increase	3.50% - 4.02%	6.86%	N/A	3.25%	7.50%	N/A
Immediate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35%
Ultimate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35%
Nominal average rate of price inflation	3.50%	4.25%	3.50%	3.25%	5.00%	3.25%

	Foreign
	December 31, 2022			December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	5.10%	5.10%	5.14%	2.84%	3.03%
Nominal average rate to determine expense/ income	2.84%	2.84%	3.03%	2.62%	2.62%
Nominal average rate of salary increase	3.23%	3.23%	N/A	3.28%	N/A
Nominal average rate of benefit increase	3.00%	3.00%	N/A	3.00%	N/A
Immediate health care cost trend rate	N/A	N/A	5.11%	N/A	5.11%
Ultimate health care cost trend rate	N/A	N/A	4.57%	N/A	4.57%
Nominal average rate of price inflation	2.06%	2.06%	N/A	2.10%	N/A

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	Brazil
	December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,451	237	413
Assumptions made	10.83%	11.66%	10.86%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	2,845	257	320
Assumptions made	8.83%	9.66%	8.86%

	Foreign
	December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,244	322	649
Assumptions made	6.11%	6.11%	6.14%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	2,799	403	832
Assumptions made	4.11%	4.11%	4.14%

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2020	126	5	255	105	491
Return on plan assets	10	-	(15)	16	11
Assets purchases	-	-	4	67	71
Assets sold during the year	(25)	-	(14)	(74)	(113)
Translation adjustment	(8)	-	(18)	(8)	(34)
Balance as at December 31, 2021	103	5	212	106	426
Return on plan assets	(5)	(2)	15	26	34
Assets purchases	10	-	25	280	315
Assets sold during the year	(36)	-	(22)	(292)	(350)
Translation adjustment	4	-	14	8	26
Transfer	164	-	49	-	213
Balance as at December 31, 2022	240	3	293	128	664

Schedule of expected benefit payments

	December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits
2023	248	31	22
2024	252	30	24
2025	256	30	24
2026	259	29	26
2027	261	29	27
2028 and thereafter	1,326	138	153

Summary of assumptions used for the Monte Carlo simulation

2021
Granted shares	1,474,723
Date shares were granted	01/03/2021
VALE (BRL)	109.02
VALE ON (USD)	20.12
Expected volatility	39.00% p.y
Expected term (in years)	3
Expected shareholder return indicator	51.20%
Expected performance factor	60.96%

Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Schedule of measurement of plan assets at fair value with no observable market variables

	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	55	-	55	-	1	-	1
Equity securities	1,115	-	-	1,115	-	-	-	-
Debt securities - Corporate	1	367	-	368	1	74	-	75
Debt securities - Government	3,354	435	-	3,789	2,042	-	-	2,042
Investments funds - Fixed Income	1,040	133	-	1,173	1,910	175	-	2,085
Investments funds - Equity	455	1	-	456	452	-	-	452
International investments	23	231	-	254	91	-	-	91
Structured investments - Private Equity funds	-	188	240	428	-	129	103	232
Structured investments - Real estate funds	-	-	3	3	-	-	5	5
Real estate	-	-	293	293	-	-	212	212
Loans to participants	-		128	128	-	-	106	106
Total	5,988	1,410	664	8,062	4,496	379	426	5,301
Funds not related to risk plans (i)				(1,722)				(1,549)
Fair value of plan assets at end of year				6,340				3,752

(i)	Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Schedule of measurement of plan assets at fair value with no observable market variables

	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	2	-	2	5	70	-	75
Equity securities	55	-	-	55	1,708	3	-	1,711
Debt securities - Corporate	-	24	-	24	-	556	-	556
Debt securities - Government	46	19	-	65	133	683	-	816
Investments funds - Fixed Income	40	-	-	40	38	-	-	38
Investments funds - Equity	7	6	-	13	3	173	53	229
Structured investments - Private Equity funds	-	-	8	8	-	-	181	181
Real estate	-	-	6	6	-	-	3	3
Loans to participants	-	-	1	1	-	-	1	1
Other	-	-	125	125	-	-	168	168
Total	148	51	140	339	1,887	1,485	406	3,778

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Equity pool	Real estate	Loans to participants	Other	Total
Balance as at December 31, 2020	250	-	5	2	180	437
Return on plan assets	11	14	-	-	(14)	11
Assets purchases	28	39	-	-	-	67
Assets sold during the year	(108)	-	(1)	-	-	(109)
Translation adjustment	-	-	(1)	(1)	2	-
Balance as at December 31, 2021	181	53	3	1	168	406
Return on plan assets	1	-	-	-	(33)	(32)
Assets purchases	-	-	1	-	-	1
Assets sold during the year	(2)	-	(1)	-	-	(3)
Translation adjustment	(8)	-	(2)	-	(10)	(20)
Transfer between surplus and deficit plans	(164)	(53)	5	-	-	(212)
Balance as at December 31, 2022	8	-	6	1	125	140

Fair Value 2022 Plan [Member]
IfrsStatementLineItems [Line Items]
Summary of assumptions used for the Monte Carlo simulation

2022
Granted shares	1,709,955
Date shares were granted	01/03/2022
VALE (BRL)	78.00
VALE ON (USD)	13.81
Expected volatility	39.00% p.y.
Expected term (in years)	3
Expected shareholder return indicator	51.20%
Expected performance factor	53.08%

Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Schedule of measurement of plan assets at fair value with no observable market variables

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2020	3,969	3,992	-
Interest income	253	102	-
Employer contributions	29	40	56
Benefits paid	(235)	(257)	(56)
Return on plan assets (excluding interest income)	(269)	181	-
Translation adjustment	(276)	2	-
Transfer	281	(281)	-
Fair value of plan assets as at December 31, 2021	3,752	3,779	-
Interest income	412	17	-
Employer contributions	45	14	57
Benefits paid	(534)	(58)	(57)
Return on plan assets (excluding interest income)	(752)	(31)	-
Translation adjustment	44	(9)	-
Transfer	3,373	(3,373)	-
Fair value of plan assets as at December 31, 2022	6,340	339	-